Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flow Hedges, Tax	$ 8,000,000	$ (8,000,000)	$ (18,000,000)
Securities Available for Sale, Tax	1,000,000	1,000,000	(1,000,000)
Amortization of Pension and OPEB Deferred Costs, Tax	12,000,000	16,000,000	13,000,000
Pension and OPEB Funded Status, Tax	95,000,000	62,000,000	(41,000,000)
Appalachian Power Co [Member]
Cash Flow Hedges, Tax	943,000	925,000	(123,000)
Amortization of Pension and OPEB Deferred Costs, Tax	772,000	1,937,000	1,674,000
Pension and OPEB Funded Status, Tax	15,974,000	12,562,000	(7,215,000)
Indiana Michigan Power Co [Member]
Cash Flow Hedges, Tax	2,242,000	(2,590,000)	(3,553,000)
Amortization of Pension and OPEB Deferred Costs, Tax	377,000	598,000	510,000
Pension and OPEB Funded Status, Tax	4,583,000	1,634,000	(906,000)
Ohio Power Co [Member]
Cash Flow Hedges, Tax	(191,000)	(282,000)	(1,477,000)
Amortization of Pension and OPEB Deferred Costs, Tax	6,736,000	6,979,000	5,894,000
Pension and OPEB Funded Status, Tax	35,225,000	10,533,000	(13,876,000)
Public Service Co of Oklahoma [Member]
Cash Flow Hedges, Tax	(389,000)	(360,000)	(724,000)
Southwestern Electric Power Co [Member]
Cash Flow Hedges, Tax	1,244,000	(13,000)	(6,103,000)
Amortization of Pension and OPEB Deferred Costs, Tax	(137,000)	358,000	275,000
Pension and OPEB Funded Status, Tax	$ 3,963,000	$ 4,477,000	$ (1,885,000)